OTHER FEES AND COMMISSIONS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage and investment banking	€ 16		€ 22	€ 30
Retail lending fees	9		10	12
Corporate lending fees	111		112	128
Banking fees and similar charges	88		93	102
Fund management fees	10		12	14
Total	€ 234	$ 255	€ 249	€ 286